Derivative Financial Instruments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of changes in fair value [line items]
Rights (obligations) with derivatives, beginning balance		R$ (570,020)	R$ (1,458,724)
Gains (losses) recognized in result	R$ (238,458)	958,005	864,184
Payment (receipts)			24,520
Rights (obligations) with derivatives, ending balance			(570,020)
Derivative financial instruments	21,909	36,054	83,177
Aircraft sublease	0	235,896	270,640
Derivative financial instruments	(68,905)	(69,365)	77,509
Derivative financial instruments	0	235,896	270,640
Non-current derivative financial liabilities	(840)	(175,210)	209,542
Long-term loans and financing	8,598,861	6,119,759	(636,786)
Designated as hedging instrument | Cash flow hedges [member] | Option contract [member]
Disclosure of changes in fair value [line items]
Rights (obligations) with derivatives, beginning balance		0	8,947
Gains (losses) recognized in result			(10,222)
Payment (receipts)			1,275
Rights (obligations) with derivatives, ending balance			0
Designated as hedging instrument | Fair value hedges [member] | Interest rate swap
Disclosure of changes in fair value [line items]
Rights (obligations) with derivatives, beginning balance		(213,257)	(269,491)
Gains (losses) recognized in result			48,571
Payment (receipts)			7,663
Rights (obligations) with derivatives, ending balance			(213,257)
Derivative financial instruments			73,794
Derivative financial instruments			77,509
Non-current derivative financial liabilities			209,542
Not designated as hedging instrument1
Disclosure of changes in fair value [line items]
Rights (obligations) with derivatives, beginning balance	(89,596)	(570,020)
Gains (losses) recognized in result	(238,458)	958,005
Payment (receipts)	137,998	(477,581)
Restructuring Adjustment on Derivative Instrument	(346,555)
Rights (obligations) with derivatives, ending balance	(536,611)	(89,596)	(570,020)
Derivative financial instruments	21,909
Derivative financial instruments	(68,905)
Non-current derivative financial liabilities	(840)
Long-term loans and financing	(488,775)
Not designated as hedging instrument1 | Option contract [member]
Disclosure of changes in fair value [line items]
Rights (obligations) with derivatives, beginning balance		270,640	349,093
Gains (losses) recognized in result			(78,453)
Payment (receipts)			0
Rights (obligations) with derivatives, ending balance			270,640
Derivative financial instruments			0
Aircraft sublease			270,640
Derivative financial instruments			0
Derivative financial instruments			270,640
Not designated as hedging instrument1 | Interest rate swap
Disclosure of changes in fair value [line items]
Rights (obligations) with derivatives, beginning balance	(179,170)	(213,257)
Gains (losses) recognized in result	(34,075)	33,519
Payment (receipts)	213,245	568
Rights (obligations) with derivatives, ending balance	0	(179,170)	(213,257)
Derivative financial instruments	0
Derivative financial instruments	0
Non-current derivative financial liabilities	0
Not designated as hedging instrument1 | Forward – fuel
Disclosure of changes in fair value [line items]
Rights (obligations) with derivatives, beginning balance	(28,701)	9,383	(81,274)
Gains (losses) recognized in result	(168,378)	440,065	75,075
Payment (receipts)	136,977	(478,149)	15,582
Rights (obligations) with derivatives, ending balance	(60,102)	(28,701)	9,383
Derivative financial instruments	757		9,383
Derivative financial instruments	60,019		0
Non-current derivative financial liabilities	840
Not designated as hedging instrument1 | Forward – foreign currency
Disclosure of changes in fair value [line items]
Rights (obligations) with derivatives, beginning balance	235,246	270,640
Gains (losses) recognized in result	(24,552)	(35,394)
Payment (receipts)	(210,694)	0
Restructuring Adjustment on Derivative Instrument	0
Rights (obligations) with derivatives, ending balance	0	235,246	270,640
Not designated as hedging instrument1 | Conversion right debentures
Disclosure of changes in fair value [line items]
Rights (obligations) with derivatives, beginning balance	(116,971)	(636,786)
Gains (losses) recognized in result	(25,249)	519,815
Payment (receipts)	0	0
Restructuring Adjustment on Derivative Instrument	(346,555)
Rights (obligations) with derivatives, ending balance	(488,775)	(116,971)	(636,786)
Long-term loans and financing	(488,775)
Not designated as hedging instrument1 | Conversion right
Disclosure of changes in fair value [line items]
Rights (obligations) with derivatives, beginning balance		(636,786)	(1,465,999)
Gains (losses) recognized in result			829,213
Payment (receipts)			0
Rights (obligations) with derivatives, ending balance			(636,786)
Derivative financial instruments			0
Aircraft sublease			0
Derivative financial instruments			0
Derivative financial instruments			0
Non-current derivative financial liabilities			0
Long-term loans and financing			(636,786)
Not designated as hedging instrument1 | Option Fuel
Disclosure of changes in fair value [line items]
Rights (obligations) with derivatives, beginning balance	0	0
Gains (losses) recognized in result	13,796	0
Payment (receipts)	(1,530)	0
Restructuring Adjustment on Derivative Instrument	0
Rights (obligations) with derivatives, ending balance	12,266	R$ 0	R$ 0
Derivative financial instruments	21,152
Derivative financial instruments	8,886
Non-current derivative financial liabilities	0
Long-term loans and financing	R$ 0